Segment Information (Tables)	12 Months Ended
Jan. 31, 2026
PELICAN ACQUISITION CORPORATION
Schedule of segment information

	For the Year Ended January 31, 2026	For the Period from July 23, 2024 (Inception) to January 31, 2025
General and administrative expenses	$1,100,206	$43,064
Interest earned on investments held in Trust Account	$2,344,774	$-